Trade and other receivables (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Net trade receivables	$ 177,114	$ 211,025
Other receivables	386,305	387,019
Prepaid land rent	1,108	1,030
Other prepaid expenses	23,116	26,820
Advance payments	27,663	22,076
Withholding tax	1,133	1,201
VAT receivables	12,806	14,296
Trade and other current receivables	629,245	663,467	[1]
Trade and other non-current receivables [abstract]
Accrued income and lease incentive	62,989	35,321
Other tax receivables	7,021	5,945
Payment in advance for property, plant and equipment	77,781	83,118
Contingent consideration receivable	6,181	5,963
Trade and other non-current receivables	$ 153,972	130,347	[1]
Top of range
Trade and other non-current receivables [abstract]
Non-current receivable due term	20 years
Gross carrying amount [member]
Trade and other current receivables [abstract]
Net trade receivables	$ 196,881	236,390
Accumulated impairment [member]
Trade and other current receivables [abstract]
Net trade receivables	$ (19,767)	$ (25,365)

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.